Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Jan. 22, 2015
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,195	$ 10,743	$ 10,042	$ 10,154	$ 10,370	$ 9,593	$ 9,950	$ 10,105	$ 9,810	$ 9,383	$ 10,083	$ 10,991	$ 11,713	$ 11,792	$ 11,897	$ 11,743	$ 12,291	$ 11,900	$ 11,592	$ 11,219		$ 11,256	$ 11,202	$ 11,122	$ 10,768	$ 10,536	$ 10,411	$ 10,508	$ 10,809	$ 10,664	$ 10,550	$ 10,367	$ 10,104	$ 9,929	$ 10,684	$ 10,598	$ 10,300	$ 9,726	$ 9,817		$ 9,734	$ 9,850	$ 10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,195	10,743	10,042	10,154	10,370	9,593	9,950	10,105	9,810	9,383	10,083	10,991	11,713	11,792	11,897	11,743	12,291	11,900	11,592	11,219		11,256	11,202	11,122	10,768	10,536	10,411	10,508	10,809	10,664	10,550	10,367	10,104	9,929	10,684	10,598	10,300	9,726	9,817		9,734	9,850	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	520,975	548,990	513,157	518,887	529,926	490,216	508,450	516,350	501,278	479,470	515,250	561,655	598,530	602,582	607,952	600,076	628,094	608,120	592,355	573,318		575,198	572,420	568,357	550,229	538,375	532,004	536,964	552,331	544,913	539,107	529,764	516,329	507,392	545,978	541,556	526,344	497,024	501,660	$ 500,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	8,993	9,476	8,858	8,957	9,147	8,462	8,777	8,913	8,653	8,276	8,894	9,695	10,332	10,402	10,494	10,358	10,842	10,497	10,225	9,896	$ 10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	11,922	11,784	11,624	11,471	11,324	11,171	11,025	10,897	10,780	10,689	10,640	10,628	10,624	10,623	10,622	10,622	10,619	10,616	10,612	10,609		10,549	10,500	10,442	10,375	10,313	10,256	10,206	10,160	10,124	10,095	10,068	10,048	10,038	10,029	10,020	10,012	10,005	10,002		10,001	10,000	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	11,922	11,784	11,624	11,471	11,324	11,171	11,025	10,897	10,780	10,689	10,640	10,628	10,624	10,623	10,622	10,622	10,619	10,616	10,612	10,609		10,549	10,500	10,442	10,375	10,313	10,256	10,206	10,160	10,124	10,095	10,068	10,048	10,038	10,029	10,020	10,012	10,005	10,002		$ 10,001	$ 10,000	$ 10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	596,034	589,093	581,111	573,484	566,131	558,450	551,168	544,763	538,939	534,392	531,894	531,338	531,130	531,078	531,001	531,002	530,869	530,708	530,499	530,381		$ 527,351	$ 524,934	$ 521,999	$ 518,685	$ 515,593	$ 512,705	$ 510,198	$ 507,901	$ 506,106	$ 504,674	$ 503,342	$ 502,328	$ 501,811	$ 501,384	$ 500,903	$ 500,541	$ 500,175	$ 500,017	$ 500,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	$ 11,240	$ 11,109	$ 10,959	$ 10,815	$ 10,676	$ 10,531	$ 10,394	$ 10,273	$ 10,163	$ 10,078	$ 10,031	$ 10,020	$ 10,016	$ 10,015	$ 10,014	$ 10,014	$ 10,011	$ 10,008	$ 10,004	$ 10,002	$ 10,000